Offerings	Jul. 07, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value US$0.00005 per share
Amount Registered | shares	2,280,000
Proposed Maximum Offering Price per Unit	1.3550
Maximum Aggregate Offering Price	$ 3,089,400.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 426.65
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the Class A ordinary shares, par value $0.00005 per share, (the "Class A Ordinary Shares"), of Mingteng International Corporation Inc. (the "Registrant") registered hereby also include an indeterminate number of additional Class A Ordinary Shares as may from time to time become issuable by reason of share splits, share dividends, recapitalizations or other similar transactions.

Pursuant to Rule 457(c) under the Securities Act solely for the purpose of calculating the registration fee based upon the average of the high ($1.42) and low ($1.29) sales price of the Ordinary Shares as reported on the Nasdaq Capital Market on July 6, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares Underlying Investor Warrants
Amount Registered | shares	1,480,000
Proposed Maximum Offering Price per Unit	1.3550
Maximum Aggregate Offering Price	$ 2,005,400.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 276.95
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the Class A ordinary shares, par value $0.00005 per share, (the "Class A Ordinary Shares"), of Mingteng International Corporation Inc. (the "Registrant") registered hereby also include an indeterminate number of additional Class A Ordinary Shares as may from time to time become issuable by reason of share splits, share dividends, recapitalizations or other similar transactions.

Consists of 1,480,000 Class A Ordinary Shares of the Registrant issuable upon the exercise of the Investor Warrants.

Pursuant to Rule 457(c) under the Securities Act solely for the purpose of calculating the registration fee based upon the average of the high ($1.42) and low ($1.29) sales price of the Ordinary Shares as reported on the Nasdaq Capital Market on July 6, 2026.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares Underlying Placement Agent Warrants
Amount Registered | shares	111,000
Proposed Maximum Offering Price per Unit	1.3550
Maximum Aggregate Offering Price	$ 150,405.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 20.78
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the Class A ordinary shares, par value $0.00005 per share, (the "Class A Ordinary Shares"), of Mingteng International Corporation Inc. (the "Registrant") registered hereby also include an indeterminate number of additional Class A Ordinary Shares as may from time to time become issuable by reason of share splits, share dividends, recapitalizations or other similar transactions.

Consists of 111,000 Class A Ordinary Shares of the Registrant issuable upon the exercise of the Placement Agent Warrants.

Pursuant to Rule 457(c) under the Securities Act solely for the purpose of calculating the registration fee based upon the average of the high ($1.42) and low ($1.29) sales price of the Ordinary Shares as reported on the Nasdaq Capital Market on July 6, 2026.